LEASE ARRANGEMENTS	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
LEASE ARRANGEMENTS

NOTE 9. LEASE ARRANGEMENTS

During 2025 and 2024, we leased office premises and automobile for operational use with lease terms of 2 to 5 years that expire at various dates through 2029. We do not have purchase options to acquire the leasehold office premises and automobile at the end of the lease terms.

Right-of-use assets

Right-of-use assets consist of the following:

	December 31
(in US$ thousands)	2025	2024
Carrying amount:
Office premise	$127	$450
Automobile	117	34
	$244	$484

Lease liabilities

	December 31
(in US$ thousands)	2025	2024
Carrying amount:
Current portion (classified under other current liabilities)	$155	$416
Noncurrent portion	93	84
	$248	$500

Discount rates for the existing lease liabilities ranged from 1.44% to 3.5% as of December 31, 2025, and from 1.44% to 3.6% as of December 31, 2024.

Supplemental information

Supplemental disclosures of cash flow and noncash information consist of the following:

	For the Year ended December 31
(in US$ thousands)	2025	2024
Cash paid for operating leases	$467	$481
Operating lease expenses	$486	$499

	As of December 31
(in US$ thousands)	2025	2024
Lease liabilities arising from obtaining right-of-use assets	$227	$49
Weighted-average remaining lease term	1.92 years	1.18 years
Weighted-average discount rate	2.70%	1.60%

The table below reconciles the undiscounted cash flows for each of the first five years and total of the remaining years to the operating lease liabilities recorded on the consolidated balance sheet as of December 31, 2025:

(in US$ thousands)	Operating Leases
Year
2026	$159
2027	50
2028	29
2029	17
Total minimum lease payments	255
Less: amount of lease payments representing interest	(7)
Present value of future minimum lease payments	248
Less: current obligation under leases	(155)
Non-current lease obligations	$93